Other assets-Other / Other liabilities - Schedule of Other assets-Other and Other liabilities (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Other Assets Other and Other Liabilities [Line Items]
Equity securities without a readily determinable fair value, amount	¥ 65,365	¥ 65,365